Financial Instrument Risk Exposure and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instrument Risk Exposure and Risk Management [Abstract]
Schedule of Contractual Cash Flow Commitments

At December 31, 2025, the Company had contractual cash flow commitments as follows:

	< 1 Year	1-3 Years	4-5 Years	> 5 Years	Total
Accounts payable and accrued liabilities	$7,775	$–	$–	$–	$7,775
Lease liabilities	57	420	–	–	477
Other long-term liability	–	–	–	288	288
Exploration and evaluation assets	953	568	–	–	1,521
	$8,785	$988	$–	$288	$10,061